CRAVATH, SWAINE & MOORE LLP
                                WORLDWIDE PLAZA
                               825 EIGHTH AVENUE
                              NEW YORK, NY 10019
                           Telephone: (212) 474-1000
                           Facsimile: (212) 474-3700

                         Writer's Direct Dial Number:
                                (212) 474-1122


                                                        CONFIDENTIAL TREATMENT
                                                  REQUESTED UNDER FOIA RULE 83

                                                               October 7, 2004


                       MICROCELL TELECOMMUNICATIONS INC.
           SCHEDULE TO-C FILED SEPTEMBER 20, 2004 BY ROGERS WIRELESS
                              COMMUNICATIONS INC.
               SCHEDULE TO-C FILED SEPTEMBER 21, 2004 BY ROGERS
                         WIRELESS COMMUNICATIONS INC.
   SCHEDULE TO-T FILED SEPTEMBER 30, 2004 BY ROGERS WIRELESS INC.
                    AND ROGERS WIRELESS COMMUNICATIONS INC.
                               FILE NO. 5-58635

Dear Ms. Chalk:

     On behalf of Rogers Wireless Communications Inc., a Canadian corporation ("RWCI"), and Rogers Wireless Inc. ("RWI"), a Canadian corporation and a wholly owned subsidiary of RWCI, this letter responds to your letter dated October 5, 2004 (the "Comment Letter"), providing comments on RWCI's and RWI's Schedule TO filed on September 30, 2004 (as amended, the "Schedule TO"). For your convenience, each comment from the Comment Letter has been reproduced below, followed by RWCI's and RWI's response to such comment. Capitalized terms defined in the Schedule TO and used in the following responses without definition have the meanings specified in the Schedule TO.


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                                                                             2


SCHEDULE TO-CS FILED SEPTEMBER 20 AND 21, 2004

1. ALL BIDDERS IN THE OFFERS MUST FILE A SCHEDULE TO-C TO REFLECT PRELIMINARY COMMUNICATIONS ABOUT THE OFFERS. WE NOTE THAT ROGERS WIRELESS INC. WAS NOT LISTED AS A FILING PERSON ON THIS SCHEDULE TO-C OR THE ONE FILED THE DAY BEFORE. PLEASE INDICATE WHY.

On September 19, 2004, RWCI entered into a Support Agreement with Microcell Telecommunications Inc. ("Microcell") dated as of September 19, 2004 (the "Support Agreement"), pursuant to which RWCI agreed to commence a tender offer for all of Microcell's outstanding Class A restricted voting shares, Class B non-voting shares, Warrants 2005 and Warrants 2008. On September 27, 2004, RWCI assigned its rights under the Support Agreement to RWI, its wholly owned subsidiary. At the time the preliminary communications regarding the offers were filed (September 20, 2004 and September 21, 2004), RWCI had not yet assigned its rights under the Support Agreement to RWI, nor had it made any decision to do so. As such, only RWCI was identified as a filer of the pre-commencement communications.


OFFERS TO PURCHASE AND CIRCULAR - EXHIBIT (A)(1)(I)

GENERAL

2. PLEASE EXPLAIN SUPPLEMENTALLY WHY YOU HAVE NOT INCLUDED AS A BIDDER IN THIS OFFER ROGERS COMMUNICATIONS (RCI), WHICH AS YOU KNOW CONTROLS BIDDER RWCI, WHICH IN TURN IS THE PARENT OF BIDDER ROGERS WIRELESS INC. PROVIDE THE SAME ANALYSIS AS TO AT&T WIRELESS SERVICES AND JVII GENERAL PARTNERSHIP, WHICH AT THE TIME THESE OFFERS COMMENCED, TOGETHER OWNED 34.2% OF RWCI. WE MAY HAVE ADDITIONAL COMMENTS AFTER REVIEWING YOUR RESPONSE. BE AWARE THAT IF YOU ADD ADDITIONAL BIDDERS AS A RESULT OF THIS COMMENT, YOU MAY BE REQUIRED TO DISSEMINATE A REVISED DISCLOSURE DOCUMENT AND EXTEND THE OFFER PERIOD, DEPENDING ON THE MATERIALITY OF THE NEW INFORMATION PROVIDED FOR THOSE ENTITIES.

The Offeror in the Offers is RWI, a reporting company under Section 15(d) of the Exchange Act of 1934 with assets of over Cdn.$3 billion and revenues for the year ended December 31, 2003 of over Cdn.$2 billion. RWCI, the sole shareholder of RWI, is also a reporting company and its Class B restricted voting shares are publicly listed in both Canada and the United States. Although RWCI is controlled by Rogers Communications Inc., a corporation governed by the Business Corporations Act (British Columbia) ("RCI"), RWCI's board of directors has a fiduciary duty to act in the best interests of all of its shareholders (including its non-RCI shareholders) and the RWCI board of directors includes three directors who are elected by the non-RCI shareholders (these directors are in addition to the RWCI directors appointed by AT&T Wireless, described below). The determination of the RWCI and RWI boards of directors to proceed with the Offers was based on the recommendations of the management of RWCI and RWI.


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                                                                             3


     RWI has the financial resources and ability to consummate the Offers independently of RCI. As disclosed, the Bridge Loan from RCI is only a short-term financing vehicle. The Bridge Loan has market terms and RWI intends to seek third-party financing for the Offers soon after their consummation. RWI has a long history of successfully accessing capital markets for financing.

     Although RCI was involved in certain of the initial contacts with Microcell (as a party to the Confidentiality Agreement and access to the Microcell virtual dataroom), the negotiations with Microcell regarding the transaction were conducted by RWCI. Although RCI did make two joint announcements with RWI in early September regarding its consideration of a possible transaction with Microcell, these disclosures by RCI were made in the context of an active registration statement for its equity securities and were intended to inform the market of a potential material transaction affecting one of its major assets. The approval by the RCI board of directors of the terms of the Offers and the Support Agreement was part of the RCI board's review and approval of the Bridge Loan and was not otherwise a requirement for RWCI's proceeding with the transaction. RWCI and RWI respectfully submit that RCI is not a bidder in the Offers.

     However, as RCI is the ultimate controlling person of RWI, RWCI and RWI have included the disclosures required under Items 3, 5, 6, 7 and 8 of Schedule TO in accordance with Instruction C thereto in respect of RCI in Schedule A and Sections 3, 4, 8 and 9 of the Circular. RCI has recently confirmed how it intends to finance the Bridge Loan to RWI. Accordingly, RWCI and RWI have revised Section 8 of the Circular to clarify that RCI will fund the loan to RWI using (i) cash on hand, (ii) cash to be received in the form of a return of capital from Rogers Cable Inc., a corporation governed by the Business Corporations Act (Ontario) and a wholly owned subsidiary of RCI and
(iii) cash to be received in the form of a partial repayment of an intercompany advance made to Rogers Media Inc., a corporation governed by the Business Corporations Act (British Columbia) and a wholly owned subsidiary of RCI. Each of Rogers Cable Inc. and Rogers Media Inc. will make draw downs under their committed bank credit facilities to fund the cash transfers to RCI. The revision to Section~ 8 is as follows:

     The following sentence is hereby added to the end of the first paragraph of Section 8 of the Circular "Source of Funds" on page 43 of the Offers to Purchase and Circular:

     "RCI intends to fund the Bridge Loan of up to $900 million using (i) cash on hand, (ii) cash to be received in the form of a return of capital from Rogers Cable Inc., a corporation governed by the Business Corporations Act (Ontario) and a wholly owned subsidiary of RCI and (iii) cash to be received in the form of a partial repayment of an intercompany advance made to Rogers Media Inc., a corporation governed by the Business Corporations Act (British Columbia) and a wholly owned subsidiary of RCI. Each of Rogers Cable Inc. and Rogers Media Inc. will make draw downs under their committed bank credit facilities to fund the cash transfers to RCI."

     Although AT&T Wireless Services Inc. ("AT&T Wireless"), through JVII General Partnership ("JVII"), owns approximately 34.2% of RWCI (which is the sole shareholder of RWI), AT&T Wireless is not an ultimate controlling person of RWI. AT&T Wireless does not exercise "control" over RWCI, as RCI, which holds an approximate 70% voting interest in RWCI and has the ability to elect a majority of the directors to the RWCI board of directors, in fact controls RWCI.

     RWCI and RWI also do not believe that either JVII or AT&T Wireless, through their representation on the board of directors of RWCI, has the power to influence the management or policies of RWCI. AT&T Wireless's position with respect to RWCI is that of a strategic investor which has an interest in nominating directors for the purpose of understanding and monitoring the policies, performance and strategic direction of its investment. The RWCI board members nominated by AT&T Wireless through JVII do not exert any influence over the day-to-day management or long-term strategy of RWCI. AT&T Wireless's board representation simply provides it with access to information regarding RWCI in order to understand the operations and strategy of RWCI, but has in no way provided AT&T Wireless with any meaningful influence over the management or policies of RWCI.

     Moreover, as disclosed in Section 1 of the Circular, RCI has entered into an agreement to purchase AT&T Wireless's entire interest in RWCI (the "Purchase Agreement"), which transaction is scheduled to close on October 13, 2004, well in advance of the expiration date of the Offers. In fact, under the Purchase Agreement, JVII agreed that neither RCI nor RWCI is required to obtain the prior written approval of JVII in respect of any offer for, or purchase of, shares or assets of Microcell. The AT&T Wireless-nominated directors of RWCI and RWI also abstained from all decisions regarding the Offers in light of the pending sale under the Purchase Agreement. We respectfully submit that neither AT&T Wireless nor JVII is an ultimate controlling person of RWI, and as such, no disclosure regarding these entities is required under Instruction C of Schedule TO.

3. WE NOTE FROM AN AMENDED SCHEDULE 14D-9 FILED BY THE COMPANY ON AUGUST 10, 2004 IN CONNECTION WITH THE COMPETING TENDER OFFER BY TELUS CORPORATION, MICROCELL DISCLOSED THAT IT HAD SHARED CERTAIN NON-PUBLIC INFORMATION, INCLUDING FINANCIAL FORECASTS AND PROJECTIONS, WITH CERTAIN POTENTIAL ACQUIRORS. INDICATE SUPPLEMENTALLY WHETHER YOU RECEIVED SUCH INFORMATION FROM THE COMPANY PURSUANT TO THE CONFIDENTIALITY AGREEMENT BETWEEN OFFEROR AND MICROCELL. IF SO, SUPPLEMENTALLY EXPLAIN THE LEGAL BASIS FOR YOUR OMISSION OF SUCH INFORMATION OR ANY REFERENCE TO THEM IN THESE DISCLOSURE DOCUMENTS. WE MAY HAVE FURTHER COMMENTS.

     On page 31 of the Offers to Purchase and Circular, RWI discloses that representatives of RWI and RWCI were given access to Microcell's virtual data room and met with Microcell management after RCI and RWCI entered into a confidentiality and standstill agreement with Microcell on July 14, 2004. The information in the Microcell data room and provided by Microcell management included the financial projections disclosed in the Microcell Schedule 14D-9/A to which you refer, as well as Microcell's report of foreign issuer on Form 6-K filed with the Commission on August 10, 2004. As such information was made available to the general public and thus was no longer subject to the Confidentiality Agreement more than five weeks in advance of RWCI's and RWI's entering into the Support Agreement on September 19, 2004 and commencing the Offers on September 30, 2004, RWCI and RWI do not believe such information is non-public information.

SECTION 4.  CONDITIONS OF THE OFFERS, PAGE 18

4. WE BELIEVE THAT A TENDER OFFER MAY BE CONDITIONED ON A VARIETY OF EVENTS AND CIRCUMSTANCES, PROVIDED THAT THEY ARE NOT WITHIN THE DIRECT OR INDIRECT CONTROL OF THE OFFEROR, AND ARE DRAFTED WITH SUFFICIENT SPECIFICITY TO ALLOW FOR OBJECTIVE VERIFICATION THAT THE CONDITIONS HAVE BEEN SATISFIED. IN THE LAST PARAGRAPH ON PAGE 19, YOU STATE THAT YOU MAY ASSERT AN OFFER CONDITION "REGARDLESS OF THE CIRCUMSTANCES GIVING RISE TO SUCH ASSERTION, INCLUDING ANY ACTION OR INACTION BY THE OFFEROR." HOWEVER, AS INDICATED ABOVE, RESERVING THE RIGHT TO TERMINATE THE OFFER UNDER CIRCUMSTANCES BY WHICH YOU COULD PURPOSELY "TRIGGER" AN OFFER CONDITION BY YOUR ACTIONS OR FAILURE TO ACT RENDERS THE OFFERS ILLUSORY. PLEASE REVISE HERE AND ON PAGE 20.

     RWCI and RWI acknowledge the Staff's comment and have revised Section 5 of the Offers to Purchase to clarify that in the case of an action or inaction of the Offeror giving rise to the Offeror's assertion of a condition of the Offers, such action or inaction must be unintentional, as follows:

     The first sentence in the second paragraph on page 19 of the Offers to Purchase and Circular is hereby amended and restated in its entirety as follows:

     "The foregoing conditions are for the exclusive benefit of the Offeror and may be asserted by the Offeror regardless of the circumstances giving rise to such assertion, including any unintentional action or inaction by the Offeror, or, subject to the terms of the Support Agreement, may be waived by the Offeror in whole or in part, at any time and from time to time, prior to the Expiry Time without prejudice to any other rights which the Offeror may have."

     The first sentence in the second paragraph on page 20 of the Offers to Purchase and Circular under the caption "Conditions of the Class B Offer and the Warrant Offers" is hereby amended and restated in its entirety as follows:

     "The foregoing condition to the Class B Offer and Warrant Offers is for the exclusive benefit of the Offeror and may be asserted by the Offeror regardless of the circumstances giving rise to such assertion, including any unintentional action or inaction by the Offeror, or, subject to the terms of the Support Agreement, may be waived by the Offeror in whole or in part, at any time and from time to time, prior to the Expiry Time without prejudice to any other rights which the Offeror may have."

SECTION 5.  EXTENSION AND VARIATION OF THE OFFERS, PAGE 20

5. REFER TO THE LAST SENTENCE IN THE FIRST PARAGRAPH ON PAGE 21 AND OUR COMMENT BELOW REGARDING THE MEANING OF "TAKEN UP" AS USED IN THE OFFER MATERIALS. IT IS UNCLEAR HOW YOU MAY "TAKE UP" SHARES TENDERED BUT ALSO EXTEND THE OFFERS. PLEASE REVISE TO CLARIFY.

     RWCI and RWI have been advised by their Canadian counsel that under Canadian securities laws, the U.S. concept of a "Subsequent Offering Period" is treated for Canadian securities law purposes as an extension of the original Offers. This post-take up extension period is, for U.S. purposes, a Subsequent Offering Period. Just as under the U.S. tender offer rules governing Subsequent Offering Periods, such an extension under Canadian securities laws can only occur after the Offeror has "taken up" or "accepted for payment" (as such terms are clarified in response 10 below) the tendered Securities and paid for such Securities. If the Offeror did not extend the Offers under Canadian law after it had taken up and paid for those Securities tendered and not withdrawn at the initial Expiry Time and thereafter sought to make an offer for additional Securities, it would be required to commence new tender offers for the Securities and restart the 35-day tender offer period mandated by Canadian securities law in respect of such additional Securities.

     The extension referred to in the last sentence of the first paragraph on page 21 relates to an extension of the original Offers after the conditions to the Offers have been satisfied or waived and Securities have been "taken up" or "accepted for payment", i.e., a Subsequent Offering Period under U.S. tender offer rules. RWCI and RWI have clarified the disclosure in the last sentence of the first paragraph on page 21 as follows:

     The last sentence of the first paragraph on page 21 of the Offers to Purchase and Circular is hereby amended and restated in its entirety as follows:

     "Notwithstanding the foregoing, but subject to applicable law, in the event all of the terms and conditions of the Offer, except those waived by the Offeror, have been fulfilled or complied with, the Offeror may not extend such Offer past the then current Expiry Time unless the Offeror first takes up all Shares or Warrants validly deposited under such Offer and not withdrawn. Any such extension would be a Subsequent Offering Period."

6. ON PAGE 22, YOU STATE THAT A SUBSEQUENT OFFER PERIOD MAY CONSTITUTE AN EXTENSION OF THE APPLICABLE OFFER UNDER CANADIAN SECURITIES LAWS. CLARIFY THE EFFECT OF SUCH AN EXTENSION FOR CANADIAN AND/OR OTHER TENDERING SECURITY HOLDERS. THAT IS, WHAT IS THE IMPACT OF DEEMING THIS AN EXTENSION RATHER THAN A SEPARATE AND DISTINCT PART OF THE OFFERS?

     As discussed in response 5 above, RWCI and RWI have been advised by their Canadian counsel that under Canadian securities laws, the U.S. concept of a "Subsequent Offering Period" is treated for Canadian securities law purposes as an extension of the


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                                                                             7


original Offers. RWCI and RWI have clarified the disclosure in the first sentence of the second paragraph on page 22 as follows:

     The first sentence of the second paragraph on page 22 of the Offers to Purchase and Circular is hereby amended and restated in its entirety as follows:

     "A Subsequent Offering Period, if one is included, does not constitute an extension of the applicable Offer for purposes of the Exchange Act, although it does constitute an extension of the applicable Offer under Canadian securities laws. Under Canadian securities laws, in order for the Offeror to take up and pay for additional Securities deposited after the initial Expiry Time, the Offeror must either (i) extend such Offer in accordance with Canadian securities laws (which extension would be treated as a Subsequent Offering Period in the United States) or (ii) initiate a new offer in respect of such Securities, which new offer could not be consummated for at least 35 days."


SECTION 6.  WITHDRAWAL OF DEPOSITED SECURITIES, PAGE 23

7. YOUR DISCUSSION OF THE WITHDRAWAL RIGHTS PROVIDED IN THESE OFFERS IS CONVOLUTED AND SHOULD BE REVISED GENERALLY TO PRESENT THIS CRITICAL INFORMATION IN A CLEAR, CONCISE MANNER. THE DISCUSSION OF WITHDRAWAL RIGHTS IN SUBPARAGRAPH (B) IN THIS SECTION IS PARTICULARLY CONFUSING AND IS NOT LIKELY TO BE UNDERSTANDABLE TO SHAREHOLDERS OF MICROCELL. THE FOLLOWING ARE SOME SPECIFIC QUESTIONS RAISED BY THE EXISTING DISCLOSURE HERE. YOU SHOULD ADDRESS THESE ISSUES, BUT YOU SHOULD ALSO REVISE THIS SECTION GENERALLY IN ACCORDANCE WITH THIS COMMENT. PLEASE BE AWARE THAT WE MAY HAVE ADDITIONAL COMMENTS AFTER WE REVIEW YOUR REVISIONS.

     RWCI and RWI have revised Section 6 of the Offers to Purchase as described in responses 8-11 below. In addition, RWCI and RWI have clarified subparagraph (a) as follows:

     Subparagraph (a) on page 23 of the Offers to Purchase and Circular is amended and restated in its entirety as follows:

     "(a) at any time before the Securities have been taken up by the Offeror;"


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                                                                             8


8. THE DISCLOSURE IN SUBPARAGRAPH (B) SEEMS TO INDICATE THAT IF A MAJOR CHANGE OR VARIATION OCCURS IN THE TERMS OF ONE OR MORE OF THE OFFERS, WITHDRAWAL RIGHTS WILL EXIST FOR TEN DAYS AFTER NOTICE OF THE CHANGE UNLESS THE TENDERED SECURITIES "HAVE BEEN TAKEN UP THE OFFEROR AT THE DATE OF SUCH NOTICE." AS DISCUSSED, WE HAVE QUESTIONS ABOUT THE DEFINITION OF "TAKEN UP" AS USED IN THE OFFER DOCUMENTS. HOWEVER, WE ARE UNCLEAR AS TO HOW YOU COULD EVER TERMINATE WITHDRAWAL RIGHTS WHILE THE OFFERS REMAIN OPEN. ARE YOU REFERRING TO ADDITIONAL WITHDRAWAL RIGHTS PROVIDED AFTER WHAT WOULD GENERALLY BE CONSIDERED EXPIRATION OF THESE OFFERS? PLEASE CLARIFY.

     The definition of "take up" is clarified in response 10 below. As noted in subparagraph (a) of Section 6 of the Offers to Purchase on page 23, holders of Securities may withdraw such Securities at any time prior to the take up of such Securities. Subparagraph (b) does not negate any withdrawal rights the holders of Securities have under other subparagraphs, including subparagraph
(a). The withdrawal rights in subparagraph (b) relate only to the Subsequent Offering Period. For greater clarity, subparagraph (b) of Section 6 of the Offers to Purchase has been revised to explicitly make reference to the Subsequent Offering Period. The full restated text of subparagraph (b) is included in response 9 below.

9.   REFERRING AGAIN TO SUBPARAGRAPH (B), YOU SEEM TO INDICATE IN SUBPARAGRAPH
     (III) THAT YOU WILL NOT PROVIDE A TEN-DAY EXTENSION SOLELY FOR A WAIVER OF A CONDITION TO THE OFFERS. ALTHOUGH RULE 14E-1(B) SPECIFICALLY MANDATES A TEN-DAY EXTENSION FOR ONLY CERTAIN TYPES OF CHANGES TO THE OFFERS, IT IS OUR POSITION THAT A TEN-DAY EXTENSION COULD BE REQUIRED UNDER CIRCUMSTANCES OTHER THAN THOSE ENUMERATED IN RULE 14E-1(B). SEE THE DISCUSSION IN SECTION II.E.2 OF "REGULATION OF TAKEOVERS AND SECURITY HOLDER COMMUNICATIONS," SEC RELEASE NO. 33-7760. PLEASE REVISE.

     RWCI and RWI acknowledge the Staff's comment and respectfully submit that
Section II.E.2 of SEC Release No. 33-7760 relates to exchange offers and prospectuses, not all-cash tender offers. Moreover, RWCI and RWI have included disclosure in the second paragraph on page 21 indicating that in the case of certain changes to an Offer, such Offer will not expire (and thus the applicable Securities will not be taken up) for at least 10 business days from the date of such change. However, to add greater clarity, RWCI and RWI have revised subparagraph (b) on page 23 as follows:

     Subparagraph (b) on page 23 of the Offers to Purchase and Circular is amended and restated in its entirety as follows:

     "(b) during a Subsequent Offering Period, at any time before the expiration of ten days from the date of a notice of change or variation to one or more of the Offers; provided, however, that this right of withdrawal will not apply (i) in respect of Securities taken up by the Offeror prior to the Subsequent Offering Period, (ii) where a variation of the terms of one or more of the Offers consists solely of an increase in the consideration offered for the Securities and the period during which Securities may be deposited pursuant to the Offer(s) is not extended for more than ten days, or (iii) where a variation of the terms of one or more of the


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                                                                             9


     Offers consists solely of the waiver of a condition to such Offer(s) and such waiver does not require an extension of the Subsequent Offering Period under applicable laws;"

10. REFER TO COMMENTS 4 AND 7 ABOVE. PLEASE DEFINE THE PHRASE "TAKEN UP" AS USED HERE TO DESCRIBE THE WITHDRAWAL RIGHTS PROVIDED IN THESE OFFERS. IS THIS TERM SYNONYMOUS WITH "ACCEPTED," OR ARE YOU REFERRING TO ACTUAL RECEIPT OF PAYMENT OR SOME OTHER EVENT? YOU USE THE PHRASE "ACCEPTED FOR PAYMENT" LATER IN THIS SECTION, IN SUBPARAGRAPH (D), SO YOU ARE APPARENTLY REFERRING TO SOME OTHER CONCEPT. PLEASE PROVIDE SIMILAR CLARIFICATION ON PAGE 6 IN THE SUMMARY TERM SHEET AND ANYWHERE ELSE IN THE OFFERS TO PURCHASE AND CIRCULAR WHERE WITHDRAWAL RIGHTS ARE DISCUSSED.

     RWCI and RWI have clarified the use of the terms "take up", "taking up" and "taken up" as follows:

     The Glossary to the Offers to Purchase and Circular is hereby amended by adding the following definition on page 12 of the Offers to Purchase and Circular after the definition of "Support Agreement":

     "TAKE UP", in reference to Securities, means to accept such Securities for payment by giving written notice of such acceptance to the Depositary. "TAKING UP" and "TAKEN UP" have correlative meanings.

11. YOU STATE THAT YOU WILL PROVIDE WITHDRAWAL RIGHTS DURING ANY SUBSEQUENT OFFERING PERIOD, IF THERE IS ONE, AT ANY TIME BEFORE TENDERED SECURITIES ARE PURCHASED. EXPAND TO EXPLAIN HOW MECHANICALLY THIS WILL WORK. FOR EXAMPLE, WHEN DO YOU CONSIDER THE PURCHASE TO OCCUR FOR PURPOSES OF TERMINATING WITHDRAWAL RIGHTS? IS IT WHEN THE TENDERING SECURITY HOLDER RECEIVES PAYMENT? HOW LONG GENERALLY WILL THIS TAKE? REVISE TO ADDRESS THESE ISSUES.

     As noted in Section 7 of the Offers to Purchase, "the Offeror will be deemed to have taken up and accepted for payment Securities validly deposited under the Offers and not withdrawn as, if and when the Offeror gives written notice...to the Depositary". Section 7 also specifies that "receipt of payment by the Depositary shall be deemed to constitute receipt thereof by Persons depositing Securities". When all the terms and conditions of the Offers have been complied with or waived, the Offeror will forthwith notify the TSX and issue a press release over the Dow Jones News Wire Service (which will be filed as an amendment to the Schedule TO) to that effect, which press release will disclose the approximate number of Securities deposited in the Offers and the approximate number that will be taken up. RWCI and RWI have amended
Section 6 of the Offers to Purchase as follows:

     The third paragraph on page 24 of the Offers to Purchase and Circular is hereby amended and restated in its entirety as follows:

     "Notwithstanding the provisions of United States federal securities laws relating to subsequent offering periods, the Offeror will permit withdrawal of deposited Securities during any Subsequent Offering Period, if there is one, at any time prior to such Securities being taken up by the Offeror. When all the terms and conditions of the Offers have been complied with or waived, the Offeror will forthwith notify the TSX and issue a press release over the Dow Jones News Wire Service to that effect, which press release will disclose the approximate number of Securities deposited in the Offers and the approximate number that will be taken up."


SECTION 7.  TAKE UP AND PAYMENT FOR DEPOSITED SECURITIES, PAGE 24

12. REFER TO THE DISCLOSURE IN THE THIRD PARAGRAPH IN THIS SECTION. CLARIFY WHETHER TENDERING SECURITY HOLDERS WILL HAVE WITHDRAWAL RIGHTS SHOULD YOU RETAIN TENDERED SECURITIES PENDING RECEIPT OF REGULATORY APPROVALS.

     Tendering Securityholders will have withdrawal rights should the Offeror retain tendered Securities pending receipt of regulatory approvals. Section 7 of the Offers to Purchase states that the Offeror will take up (or delay taking up) tendered Securities pursuant to Section 6 of the Offers to Purchase. As discussed in subparagraphs (a) and (c) of Section 6, Securityholders will have withdrawal rights at any time before the Securities have been taken up by the Offeror or, after the Expiry Time, if Securities have been taken up by the Offeror but not paid for within three days. Thus, if Securities are tendered but the Offeror has delayed either taking them up or paying for them pending receipt of regulatory approvals or for any other reason, the tendering Securityholders will continue to have withdrawal rights for the period of that delay. RWCI and RWI respectfully submit that the reference in Section 7 to the withdrawal rights described in Section 6, in conjunction with the revisions to Section 6 outlined above, adequately addresses the withdrawal rights available to a Securityholder in the case of a delay in the taking up of, or payment for, Securities, including a delay related to a pending regulatory approval.


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                                                                            11


SECTION 10. CHANGES IN CAPITALIZATION; DIVIDENDS AND DISTRIBUTIONS; LIENS,
PAGE 26

13. YOU STATE THAT THE OFFER PRICE MAY BE REDUCED BY ANY DIVIDEND OR DISTRIBUTION PAYMENTS MADE BY THE COMPANY. WE BELIEVE THAT SUCH A REDUCTION IS A CHANGE IN THE CONSIDERATION BEING OFFERED AND THAT TEN BUSINESS DAYS MUST REMAIN IN THE OFFERS FOLLOWING THE CHANGE. SEE RULE 14E-1(B). PLEASE CONFIRM YOUR UNDERSTANDING SUPPLEMENTALLY.

     RWCI and RWI supplementally confirm to the Staff that a reduction of the offer price by any dividend or distribution payments made by the Company would constitute a change in the consideration being offered and that ten business days must remain in the Offers following the change. Please refer to page 26 of the Offers to Purchase, on which we discuss such changes and state that "[i]n the event of any reduction in the amount paid per Share or Warrant under the Offers resulting from a cash dividend, distribution or payment . . . , the Offers will be extended, if necessary, . . . such that not less than ten business days remain before the Offers expire."

SECTION 13. OTHER TERMS OF THE OFFERS, PAGE 27

14. THE DISCLOSURE AT THE TOP OF PAGE 28 STATES THAT "[T]HE OFFERS AND ALL CONTRACTS RESULTING FROM THE ACCEPTANCE OF THE OFFERS SHALL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE LAWS OF THE PROVINCE OF ONTARIO AND THE FEDERAL LAWS OF CANADA APPLICABLE THEREIN. EACH PARTY TO ANY AGREEMENT RESULTING FROM THE ACCEPTANCE OF THE OFFERS UNCONDITIONALLY AND IRREVOCABLY ATTORNS TO THE EXCLUSIVE JURISDICTION OF THE COURTS OF THE PROVINCE OF ONTARIO." THIS LANGUAGE DOES NOT MENTION THAT THE OFFERS ARE SUBJECT TO THE UNITED STATES FEDERAL SECURITIES LAWS. IT ALSO IMPERMISSIBLY IMPLIES THAT SECURITY HOLDERS WHO TENDER INTO THESE OFFERS HAVE FORFEITED CLAIMS UNDER THE US SECURITIES LAWS. PLEASE REVISE TO CLARIFY THE EXTENT OF THE PROTECTIONS AFFORDED UNDER US LAW.

RWCI and RWI acknowledge the Staff's comment and have amended the disclosure at the top of page 28 to read as follows:

     The last paragraph on page 27 of the Offers to Purchase and Circular is hereby amended and restated in its entirety as follows:

     "The Offers and all contracts resulting from the acceptance of the Offers shall be governed by and construed in accordance with the laws of the Province of Ontario and the federal laws of Canada applicable therein. Each party to any agreement resulting from the acceptance of the Offers unconditionally and irrevocably attorns to the exclusive jurisdiction of the courts of the Province of Ontario. The foregoing shall not restrict the applicability to the Offers of the securities laws of the United States or any other applicable jurisdiction. However, Securityholders should be aware that the enforcement by Securityholders of civil liabilities under United States federal securities laws may be affected adversely by the fact that the Offeror is governed by the laws of Canada, that the majority of its officers and directors reside outside the United States, that some of the Dealer Managers or experts named in the Offers to Purchase and Circular reside outside the United States and that all or a substantial portion of the assets of the Offeror and said persons may be located outside the United States. Securityholders may not be able to sue a foreign company or its officers or directors in a foreign court for violations of United States federal securities laws. It may be difficult to compel a foreign company and its affiliates to subject themselves to a U.S. court's judgment."


                         ---------------------------


          If you have any questions regarding the contents of this letter, please contact me at the above number.


                                               Respectfully,

                                               /s/ John T. Gaffney

                                               John T. Gaffney


Christina Chalk, Esq.
   Office of Mergers and Acquisitions
      Division of Corporate Finance
           United States Securities and Exchange Commission
               450 Fifth Street, N.W.
                   Washington, D.C. 20549